Financial Liabilities at Fair Value Through Profit or Loss - Narrative (Details) $ / shares in Units, shares in Thousands, $ in Thousands				12 Months Ended
	Jul. 31, 2020 USD ($) shares	Jul. 31, 2020	Jul. 21, 2020 $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of financial liabilities [line items]
Number of redeemable preferred shares issued in the period (in shares) | shares	20,000		22,000
Redeemable preferred shares, price per share (usd per share) | $ / shares			$ 5
Redeemable preferred share, par value (usd per share) | $ / shares			$ 1
Proceeds on issue of financial liabilities designated as at fair value through profit or loss	$ 100,000			$ 0	$ 100,000	$ 0
Redeemable preferred shares, non-cumulative dividend rate		0.07
Redeemable preferred shares, company redemption option, minimum period before redemption		1 year
Increase in fair value of financial liabilities				7,465	8,612
Loss on financial liabilities				465	7,397
Dividend payment				7,000	$ 1,215
Redemption, dividend amount				1,975
Redemption, principal amount				$ 100,000